Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Carrying amount
Land	$104,079	$103,972
Land improvements	302	263
Buildings	45,895	44,784
Computer equipment	2,374	2,115
Telecommunications equipment	114,900	116,322
Transportation equipment	321	231
Miscellaneous equipment	2,310	2,582
Construction in progress and equipment to be accepted	18,527	18,645
	$288,708	$288,914

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2016	$102,747	$1,575	$67,790	$14,996	$705,372	$3,815	$8,737	$20,402	$925,434
Additions	791	—	36	42	171	1	255	23,295	24,591
Disposal	(2)	(6)	(35)	(1,546)	(11,542)	(54)	(625)	—	(13,810)
Effect of foreign exchange differences	—	—	—	(3)	(35)	—	(4)	—	(42)
Others	336	12	(53)	806	21,726	104	580	(23,556)	(45)
Balance on December 31, 2016	$103,872	$1,581	$67,738	$14,295	$715,692	$3,866	$8,943	$20,141	$936,128
Accumulated depreciation and impairment
Balance on January 1, 2016	$—	$(1,203)	$(24,421)	$(11,715)	$(582,205)	$(2,750)	$(6,741)	$—	$(629,035)
Depreciation expenses	—	(51)	(1,269)	(1,332)	(25,280)	(529)	(626)	—	(29,087)
Disposal	—	6	34	1,529	11,512	54	583	—	13,718
Impairment losses	—	—	—	—	(596)	—	—	—	(596)
Effect of foreign exchange differences	—	—	—	1	7	—	4	—	12
Others	—	—	65	(65)	65	(12)	(23)	—	30
Balance on December 31, 2016	$—	$(1,248)	$(25,591)	$(11,582)	$(596,497)	$(3,237)	$(6,803)	$—	$(644,958)
Cost
Balance on January 1, 2017	$103,872	$1,581	$67,738	$14,295	$715,692	$3,866	$8,943	$20,141	$936,128
Additions	—	—	30	78	193	1	193	25,574	26,069
Disposal	(158)	(5)	(108)	(974)	(13,739)	(62)	(402)	—	(15,448)
Effect of foreign exchange differences	—	—	—	(1)	(172)	—	(3)	—	(176)
Others	365	19	5,034	764	20,080	29	784	(27,188)	(113)
Balance on December 31, 2017	$104,079	$1,595	$72,694	$14,162	$722,054	$3,834	$9,515	$18,527	$946,460

(Continued)

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Accumulated depreciation and impairment
Balance on January 1, 2017	$—	$(1,248)	$(25,591)	$(11,582)	$(596,497)	$(3,237)	$(6,803)	$—	$(644,958)
Depreciation expenses	—	(50)	(1,402)	(1,192)	(24,492)	(330)	(677)	—	(28,143)
Disposal	—	4	47	967	13,712	63	389	—	15,182
Effect of foreign exchange differences	—	—	—	—	45	—	2	—	47
Others	—	1	147	19	78	(9)	(116)	—	120
Balance on December 31, 2017	$—	$(1,293)	$(26,799)	$(11,788)	$(607,154)	$(3,513)	$(7,205)	$—	$(657,752)
Cost
Balance on January 1, 2018	$104,079	$1,595	$72,694	$14,162	$722,054	$3,834	$9,515	$18,527	$946,460
Additions	—	—	21	52	159	—	334	27,413	27,979
Disposal	(71)	—	—	(643)	(31,984)	(29)	(623)	—	(33,350)
Effect of foreign exchange differences	—	—	—	—	60	—	—	—	60
Others	(36)	6	196	687	25,459	77	648	(27,295)	(258)
Balance on December 31, 2018	$103,972	$1,601	$72,911	$14,258	$715,748	$3,882	$9,874	$18,645	$940,891
Accumulated depreciation and impairment
Balance on January 1, 2018	$—	$(1,293)	$(26,799)	$(11,788)	$(607,154)	$(3,513)	$(7,205)	$—	$(657,752)
Depreciation expenses	—	(45)	(1,356)	(983)	(24,236)	(162)	(679)	—	(27,461)
Disposal	—	—	—	632	31,952	29	615	—	33,228
Effect of foreign exchange differences	—	—	—	—	(20)	—	—	—	(20)
Others	—	—	28	(4)	32	(5)	(23)	—	28
Balance on December 31, 2018	$—	$(1,338)	$(28,127)	$(12,143)	$(599,426)	$(3,651)	$(7,292)	$—	$(651,977)

(Concluded)

Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory

Depreciation expense is computed using the straight-line method over the following estimated service lives:

Land improvements	8-30 years
Buildings
Main buildings	35-60 years
Other building facilities	3-20 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	3-10 years
Miscellaneous equipment
Leasehold improvements	1-6 years
Mechanical and air conditioner equipment	3-16 years
Others	1-10 years